Related Parties (Details) - Schedule of Net Related Party (Payable) Receivable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Bluezone [Member]
Related Party Transaction [Line Items]
Related party (payable)	$ (4)
Valiant Americas, LLC [Member]
Related Party Transaction [Line Items]
Related party (payable)	1	(1)	[1]	$ (922)	[1]
Topline Performance Group [Member]
Related Party Transaction [Line Items]
Related party (payable)		$ 1

[1]	On October 27, 2022, the Company provided notice to Valiant-America, LLC of its intention to begin winding up of Agrify-Valiant.